Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	SFr 93.6	SFr 77.2
Additions	65.1	42.8
Disposals	(0.7)	(0.5)
Depreciation	(33.1)	(21.9)
Exchange difference	2.3	(4.0)
Property, plant and equipment at the end of period	127.2	93.6
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49.6	44.7
Additions	35.1	15.1
Disposals	(0.5)	(0.3)
Depreciation	(14.1)	(7.4)
Exchange difference	1.5	(2.5)
Property, plant and equipment at the end of period	71.7	49.6
Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6.1	5.3
Additions	0.9	3.8
Disposals	0.0	0.0
Depreciation	(2.9)	(2.5)
Exchange difference	0.2	(0.4)
Property, plant and equipment at the end of period	4.3	6.1
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9.4	7.5
Additions	10.7	8.8
Disposals	0.0	0.0
Depreciation	(8.4)	(7.0)
Exchange difference	0.0	0.0
Property, plant and equipment at the end of period	11.8	9.4
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	16.5	12.1
Additions	11.2	7.4
Disposals	(0.2)	(0.1)
Depreciation	(4.0)	(2.1)
Exchange difference	0.6	(0.8)
Property, plant and equipment at the end of period	24.1	16.5
Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11.9	7.6
Additions	7.2	7.7
Disposals	(0.1)	(0.1)
Depreciation	(3.6)	(2.9)
Exchange difference	0.0	(0.3)
Property, plant and equipment at the end of period	15.4	11.9
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	134.5	97.8
Property, plant and equipment at the end of period	201.2	134.5
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	61.2	49.7
Property, plant and equipment at the end of period	97.3	61.2
Cost | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	13.6	10.7
Property, plant and equipment at the end of period	14.9	13.6
Cost | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	21.7	12.9
Property, plant and equipment at the end of period	32.4	21.7
Cost | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	19.9	13.5
Property, plant and equipment at the end of period	31.5	19.9
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	18.1	11.0
Property, plant and equipment at the end of period	25.0	18.1
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(41.0)	(20.6)
Property, plant and equipment at the end of period	(74.0)	(41.0)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(11.6)	(5.0)
Property, plant and equipment at the end of period	(25.7)	(11.6)
Accumulated depreciation | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7.5)	(5.4)
Property, plant and equipment at the end of period	(10.6)	(7.5)
Accumulated depreciation | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(12.3)	(5.3)
Property, plant and equipment at the end of period	(20.7)	(12.3)
Accumulated depreciation | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3.4)	(1.4)
Property, plant and equipment at the end of period	(7.4)	(3.4)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(6.2)	(3.4)
Property, plant and equipment at the end of period	SFr (9.6)	SFr (6.2)